Events during and after the reporting period (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands		1 Months Ended				12 Months Ended
	Mar. 15, 2022	Nov. 24, 2022	Aug. 31, 2022	Sep. 16, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Shares issued in private placement					650,000
Shares issued in private placement per share					₪ 66
Stock options issued to purchase ordinary shares					650,000
Exercise price					₪ 73
Dividend distribution						₪ 54,906	₪ 59,975
Board of Directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution	₪ 20,000	₪ 15,000	₪ 20,000	₪ 60,000
Dividend distribution per share	₪ 1.44	₪ 1.08	₪ 1.44	₪ 4.33